Net Income Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net income per share:
Net Income Per Share

Note 5: Net Income Per Share

Computation of net income per share is as follows:

	Three Months Ended March 31,
	2013	2012

Net income attributable to SMTP.com	$225,570	$204,825

Basic weighted average common shares outstanding	14,790,565	13,841,500
Add incremental shares for:
Warrants	86,461	516,688
Stock options	1,093,333	1,073,773
Diluted weighted average common shares outstanding	15,970,359	15,431,961

Net income per share:
Basic	$0.02	$0.01
Diluted	$0.01	$0.01

Note 4: Net Income Per Share

Computation of net income per share is as follows:

	Year Ended December 31,
	2012	2011

Net income attributable to SMTP.com	$1,069,607	$905,632

Basic weighted average common shares outstanding	14,412,183	13,773,566
Add incremental shares for:
Warrants	63,840	423,085
Stock options	135,526	957,613
Diluted weighted average common shares outstanding	14,611,549	15,154,264

Net income per share:
Basic	$0.07	$0.07
Diluted	$0.07	$0.06